[Letterhead of Dechert LLP]

June 23, 2008

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, DC  20549

Re:	AIG Series Trust (“Registrant”)
File Nos. 333-111662
Post-Effective Amendment No. 12 filed pursuant to Rule 485(a) under the Securities Act of 1933

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 12 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 12 to the Registration Statement under the Investment Company Act of 1940, as amended.  The filing is being made for the purpose of registering Class A, Class C and Class W shares of AIG SunAmerica Alternative Strategies Fund, a new series of the Registrant.

No fee is required in connection with this filing.  Please direct any questions concerning the filing to the undersigned at 212.641.5691.

Very truly yours,

/s/ Kevin M. Bopp

Kevin M. Bopp